UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The GAMCO Global Convertible Securities Fund
Third Quarter Report — September 30, 2010
To Our Shareholders,
     The GAMCO Global Convertible Securities Fund’s (the “Fund”) (Class AAA) total return was 7.3% during the third quarter of 2010 compared with the Merrill Lynch Global 300 Convertible Index of 9.6% and the Morgan Stanley Capital International (“MSCI”) World Free Index of 13.8%.
     Enclosed is the investment portfolio as of September 30, 2010.
  Mario Gabelli, CFA
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(2/3/94)
GAMCO Global Convertible Securities Fund Class AAA	7.31%		11.20%		15.07%		(5.02)%		1.03%		1.45%		4.63%
Merrill Lynch Global 300 Convertible Index (e)	9.64		3.30		8.04		13.32		3.64		3.09		7.09
MSCI World Free Index	13.78		2.58		6.76		(8.29)		1.30		0.79		5.47
Class A	7.28		11.15		15.02		(4.95)		1.04		1.47		4.64
	1.11	(b)	4.76	(b)	8.41	(b)	(6.81	)(b)	(0.15	)(b)	0.87	(b)	4.28 (b)
Class B	7.07		10.35		14.07		(5.71)		0.29		0.74		4.19
	2.07	(c)	5.35	(c)	9.07	(c)	(6.66	)(c)	(0.11	)(c)	0.74		4.19
Class C	7.21		10.51		14.17		(5.74)		0.26		0.80		4.23
	6.21	(d)	9.51	(d)	13.17	(d)	(5.74)		0.26		0.80		4.23
Class I	7.06		11.06		15.31		(4.82)		1.16		1.51		4.67
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 3.37%, 3.37%, 4.12%, 4.12%, and 3.12%, respectively. The net expense ratios in the current prospectus for these share classes are 2.04%, 2.04%, 2.79%, 2.79%, and 1.79%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks. The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index and the MSCI World Free Index are unmanaged indicators of investment performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

(e)	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Convertible Securities Fund
Schedule of Investments — September 30, 2010 (Unaudited)

Principal			Market
Amount			Value
		CONVERTIBLE CORPORATE BONDS — 73.8%
		Aviation — 0.9%
$50,000		Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13 (a)	$85,500

		Broadcasting — 0.0%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., Escrow, 4.000%, 02/11/20† (b)	0

		Business Services — 5.8%
100,000		Akamai Technologies Inc., Cv., 1.000%, 12/15/33	325,000
200,000		The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	217,500

			542,500

		Commercial Services — 3.1%
300,000		The Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	284,250

		Computer Hardware — 7.0%
700,000		SanDisk Corp., Cv., 1.000%, 05/15/13	645,750

		Consumer Products — 3.0%
300,000		Eastman Kodak Co., Cv., 7.000%, 04/01/17 (c)	277,875

		Diversified Industrial — 5.4%
		GenCorp Inc., Sub. Deb. Cv.,
200,000		2.250%, 11/15/24	194,000
100,000		4.063%, 12/31/39 (c)	90,625
200,000		Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (c)	213,000

			497,625

		Electronics — 0.6%
52,000		Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	53,170

		Energy and Utilities — 15.6%
200,000		Cameron International Corp., Cv., 2.500%, 06/15/26 (a)	259,250
350,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14	395,063
300,000		JA Solar Holdings Co. Ltd., Cv., 4.500%, 05/15/13	285,000
100,000		Seadrill Ltd., Cv., 3.625%, 11/08/12	112,000
400,000		Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37 (a)	399,000

			1,450,313

		Entertainment — 6.5%
300,000		Rovi Corp., Cv., 2.625%, 08/15/11	541,125
50,000		Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	59,250

			600,375

		Equipment and Supplies — 2.5%
200,000		Danaher Corp., Cv., Zero Coupon, 01/22/21 (a)	237,000

		Financial Services — 5.3%
200,000		CompuCredit Holdings Corp., Cv., 3.625%, 05/30/25	153,000
300,000		Janus Capital Group Inc., Cv., 3.250%, 07/15/14	343,500

			496,500

		Health Care — 6.3%
400,000		Chemed Corp., Cv., 1.875%, 05/15/14	385,000
200,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (c)	201,250

			586,250

		Metals and Mining — 8.3%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	201,125
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (c)	204,750
250,000		Newmont Mining Corp., Ser. B, Cv., 1.625%, 07/15/17 (a)	370,000

			775,875

		Telecommunications — 3.5%
20,000,000	(d)	Softbank Corp., Cv., 1.500%, 03/31/13	325,543

		TOTAL CONVERTIBLE CORPORATE BONDS	6,858,526

		CORPORATE BONDS — 1.4%
		Energy and Utilities — 1.4%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	132,000

Shares
		CONVERTIBLE PREFERRED STOCKS — 1.3%
		Automotive — 1.3%
2,500		Ford Motor Co. Capital Trust II, 6.500% Cv. Pfd.	119,775

		COMMON STOCKS — 10.5%
		Broadcasting — 1.0%
4,000		Citadel Broadcasting Corp., Cl. A†	90,000

		Cable and Satellite — 1.6%
13,600		British Sky Broadcasting Group plc	150,724

See accompanying notes to schedule of investments.

2

The GAMCO Global Convertible Securities Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Computer Software and Services — 0.1%
5,000	Dimension Data Holdings plc	$9,394

	Energy and Utilities — 2.0%
6,000	Emera Inc.	172,553
5,000	UTS Energy Corp.†	17,494

		190,047

	Financial Services — 2.8%
10,000	AmeriCredit Corp.†	244,600
500	Deutsche Postbank AG†	17,017

		261,617

	Telecommunications — 3.0%
5,000	Fastweb SpA†	122,216
3,500	Telekom Austria AG	52,676
4,000	Vodafone Group plc, ADR	99,240

		274,132

	TOTAL COMMON STOCKS	975,914

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 13.0%
$1,210,000	U.S. Treasury Bills, 0.145% to 0.185%††, 11/26/10 to 03/17/11	1,209,427

	TOTAL INVESTMENTS — 100.0% (Cost $8,385,673)	$9,295,642

	Aggregate tax cost	$8,385,697

	Gross unrealized appreciation	$1,102,339
	Gross unrealized depreciation	(192,394)

	Net unrealized appreciation/depreciation	$909,945

Shares
	SECURITIES SOLD SHORT — (2.4)%
	Business Services — (0.7)%
1,294	Akamai Technologies Inc.†	$64,933

	Entertainment — (1.7)%
3,107	Rovi Corp.†	156,624

	TOTAL SECURITIES SOLD SHORT (Total proceeds $205,200)	$221,557

	Aggregate proceeds	$205,200

	Gross unrealized appreciation	$3,525
	Gross unrealized depreciation	(19,882)

	Net unrealized appreciation/depreciation	$(16,357)

(a)	At September 30, 2010, securities, or a portion thereof, with a value of $1,350,750 are pledged as collateral for securities sold short.

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of the fair valued security amounted to $0 or 0.00% of total investments.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of Rule 144A securities amounted to $987,500 or 10.62% of total investments.

(d)	Principal amount denoted in Japanese Yen.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

STEP	Step coupon bond. The rate disclosed is that in effect at September 30, 2010.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	84.3%	$7,834,833
Europe	9.1	850,266
Japan	3.5	325,543
Latin America	3.1	285,000

	100.0%	$9,295,642

See accompanying notes to schedule of investments.

3

The GAMCO Global Convertible Securities Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

4

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$396,250	$6,462,276	$0	$6,858,526
Corporate Bonds	—	132,000	—	132,000
Convertible Preferred Stocks (a)	119,775	—	—	119,775
Common Stocks (a)	975,914	—	—	975,914
U.S. Government Obligations	—	1,209,427	—	1,209,427

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,491,939	$7,803,703	$0	$9,295,642

LIABILITIES (Market Value):
Securities Sold Short (a)	$(221,557)	—	—	$(221,557)

TOTAL INVESTMENTS IN SECURITIES — LIABILITIES	$(221,557)	—	$—	$(221,557)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.
There were no Level 3 investments held at December 31, 2009.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

5

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.

6

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended September 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $2,062,653, which are available to reduce future required distributions of net capital gains to shareholders. $1,682,742 is available through 2016; and $379,911 is available through 2017.

7

GAMCO Global Series Funds, Inc.
The GAMCO Global Convertible Securities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB441Q310SR
GAMCO
The GAMCO Global Convertible Securities Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

The GAMCO Global Growth Fund
Third Quarter Report — September 30, 2010
To Our Shareholders,
     During the third quarter of 2010, The GAMCO Global Growth Fund’s (the “Fund”) (Class AAA) total return was 14.3%, compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index of 14.5% and the Lipper Global Large Cap Growth Fund Average of 15.0%.
     Enclosed is the investment portfolio as of September 30, 2010.
    Caesar Bryan
      Howard Ward
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(2/7/94)
GAMCO Global Growth Fund Class AAA	14.34%		1.03%		6.90%		(6.25)%		2.04%		(1.64)%		7.99%
MSCI AC World Free Index	14.46		4.03		8.95		(6.97)		2.93		2.13		6.12 (e)
Lipper Global Large Cap Growth Fund Average	14.96		3.85		8.86		(8.57)		1.25		(0.23)		(4.78)
Class A	14.39		1.08		6.90		(6.25)		2.04		(1.62)		8.00
	7.81	(b)	(4.73	)(b)	0.75	(b)	(8.08	)(b)	0.84	(b)	(2.20	)(b)	7.62 (b)
Class B	14.10		0.45		6.08		(6.97)		1.27		(2.37)		7.50
	9.10	(c)	(4.55	)(c)	1.08	(c)	(7.91	)(c)	0.89	(c)	(2.37)		7.50
Class C	14.15		0.50		6.10		(6.96)		1.28		(2.40)		7.48
	13.15	(d)	(0.50	)(d)	5.10	(d)	(6.96)		1.28		(2.40)		7.48
Class I	14.41		1.22		7.20		(6.00)		2.21		(1.56)		8.04
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.97%, 1.97%, 2.72%, 2.72%, and 1.72%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 2, 2000, May 5, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Large Cap Growth Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Funds’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

(e)	MSCI AC World Free Index Since Inception performance is as of January 31, 1994.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Growth Fund
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.8%
	INDUSTRIALS — 18.4%
15,000	ABB Ltd., ADR	$316,800
5,500	Bouygues SA	236,071
6,500	Cummins Inc.	588,770
15,200	Eaton Corp.	1,253,848
15,000	Emerson Electric Co.	789,900
3,700	Fanuc Ltd.	471,143
6,100	Flowserve Corp.	667,462
10,000	Honeywell International Inc.	439,400
14,000	ITT Corp.	655,620
39,000	Jardine Matheson Holdings Ltd.	1,760,460
6,500	Joy Global Inc.	457,080
13,000	Komatsu Ltd.	301,797
10,000	PACCAR Inc.	481,500
5,100	Precision Castparts Corp.	649,485
6,000	Rockwell Collins Inc.	349,500
45,000	Rolls-Royce Group plc†	426,616
5,000	Secom Co. Ltd.	225,803
7,300	Siemens AG	770,563
1,000	Siemens AG, ADR	105,400
3,000	SMA Solar Technology AG	331,393
7,000	United Technologies Corp.	498,610

	TOTAL INDUSTRIALS	11,777,221

	INFORMATION TECHNOLOGY — 17.0%
8,000	Adobe Systems Inc.†	209,200
10,000	Apple Inc.†	2,837,500
5,500	Canon Inc.	256,618
18,700	Cisco Systems Inc.†	409,530
23,000	EMC Corp.†	467,130
9,000	FLIR Systems Inc.†	231,300
4,400	Google Inc., Cl. A†	2,313,476
15,000	Intel Corp.	288,450
5,300	International Business Machines Corp.	710,942
3,400	Keyence Corp.	739,626
1,700	MasterCard Inc., Cl. A	380,800
36,500	Microsoft Corp.	893,885
9,000	QUALCOMM Inc.	406,080
8,000	Trimble Navigation Ltd.†	280,320
6,000	Visa Inc., Cl. A	445,560

	TOTAL INFORMATION TECHNOLOGY	10,870,417

	ENERGY — 15.7%
11,000	Apache Corp.	1,075,360
43,000	Chesapeake Energy Corp.	973,950
16,372	Devon Energy Corp.	1,059,923
6,600	EOG Resources Inc.	613,602
23,800	Hess Corp.	1,407,056
7,000	Murphy Oil Corp.	433,440
15,000	Occidental Petroleum Corp.	1,174,500
32,000	Petroleo Brasileiro SA, ADR	1,050,240
10,000	Saipem SpA	400,523
25,000	Southwestern Energy Co.†	836,000
23,700	Ultra Petroleum Corp.†	994,926

	TOTAL ENERGY	10,019,520

	MATERIALS — 15.0%
30,200	Agnico-Eagle Mines Ltd.	2,145,106
6,950	Anglo American plc	275,727
27,000	Barrick Gold Corp.	1,249,830
6,000	BHP Billiton plc	190,864
7,900	Freeport-McMoRan Copper & Gold Inc.	674,581
10,000	Goldcorp Inc.	435,200
14,666	Lonmin plc†	384,516
12,500	Monsanto Co.	599,125
13,300	Newmont Mining Corp.	835,373
4,600	Potash Corp. of Saskatchewan Inc.	662,584
6,300	Rio Tinto plc	368,254
8,000	The Mosaic Co.	470,080
40,000	Tokai Carbon Co. Ltd.	250,120
10,200	Vale SA, ADR	318,954
38,598	Xstrata plc	738,514

	TOTAL MATERIALS	9,598,828

	CONSUMER STAPLES — 11.2%
9,000	Colgate-Palmolive Co.	691,740
5,300	Costco Wholesale Corp.	341,797
10,371	Danone	620,317
70,000	Davide Campari — Milano SpA	418,689
27,500	Diageo plc	473,467
14,400	Nestlé SA	767,150
12,100	PepsiCo Inc.	803,924
5,456	Pernod-Ricard SA	455,572
46,000	Tesco plc	306,387
20,500	The Coca-Cola Co.	1,199,660
12,500	The Procter & Gamble Co.	749,625
11,100	Woolworths Ltd.	309,415

	TOTAL CONSUMER STAPLES	7,137,743

See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS — 10.1%
5,300	BlackRock Inc.	$902,325
61,000	Cheung Kong (Holdings) Ltd.	924,570
1,533	China Life Insurance Co. Ltd., ADR	91,183
10,000	Julius Baer Group Ltd.	364,016
6,000	Northern Trust Corp.	289,440
17,300	Schroders plc	390,798
40,000	Standard Chartered plc	1,147,381
7,000	State Street Corp.	263,620
25,000	Sun Hung Kai Properties Ltd.	431,765
70,000	Swire Pacific Ltd., Cl. A	964,447
47,000	The Charles Schwab Corp.	653,300

	TOTAL FINANCIALS	6,422,845

	CONSUMER DISCRETIONARY — 7.1%
1,100	Amazon.com Inc.†	172,766
25,000	British Sky Broadcasting Group plc	277,066
3,400	Christian Dior SA	444,409
5,500	Coach Inc.	236,280
8,714	Compagnie Financiere Richemont SA, Cl. A	419,538
9,300	Hennes & Mauritz AB, Cl. B	336,797
23,500	Johnson Controls Inc.	716,750
10,000	Next plc	348,110
3,200	NIKE Inc., Cl. B	256,448
13,000	Nikon Corp.	241,064
3,000	Polo Ralph Lauren Corp.	269,580
7,000	The Swatch Group AG	483,692
7,000	Tiffany & Co.	328,930

	TOTAL CONSUMER DISCRETIONARY	4,531,430

	HEALTH CARE — 5.3%
8,700	Abbott Laboratories	454,488
4,200	Becton, Dickinson and Co.	311,220
4,000	Celgene Corp.†	230,440
6,600	Hisamitsu Pharmaceutical Co. Inc.	269,598
4,600	Novo Nordisk A/S, Cl. B	456,483
2,600	Roche Holding AG, Genusschein	355,081
8,700	St. Jude Medical Inc.†	342,258
6,300	Stryker Corp.	315,315
4,400	Takeda Pharmaceutical Co. Ltd.	202,132
7,000	Varian Medical Systems Inc.†	423,500

	TOTAL HEALTH CARE	3,360,515

	TOTAL COMMON STOCKS	63,718,519

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$150,000	U.S. Treasury Bill, 0.120%††, 11/18/10	149,976

	TOTAL INVESTMENTS — 100.0% (Cost $56,667,864)	$63,868,495

	Aggregate tax cost	$56,850,084

	Gross unrealized appreciation	$10,768,944
	Gross unrealized depreciation	(3,750,533)

	Net unrealized appreciation/depreciation	$7,018,411

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	66.5%	$42,449,366
Europe	19.8	12,610,195
Asia/Pacific	7.0	4,481,840
Japan	4.6	2,957,900
Latin America	2.1	1,369,194

	100.0%	$63,868,495

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

4

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$63,718,519
Level 2 — Other Significant Observable Inputs*	149,976

Total	$63,868,495

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
At December 31, 2009, the market value of Level 2 securities was $21,081,127 or 30.2% of total securities. At September 30, 2010, the market value of $18,577,076 or 29.1% of total securities was transferred out of Level 2 to reflect there being no significantly changed conditions between the time at which the Fund valued its securities and the earlier closing of foreign markets.
There were no Level 3 investments held at September 30, 2010 or December 31, 2009.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

5

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.

6

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended September 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $44,246,325, which are available to reduce future required distributions of net capital gains to shareholders. $39,969,418 is available through 2010; $1,279,768 is available through 2011; $1,126,497 is available through 2016; and $1,870,642 is available through 2017.

7

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
Attorney-at-Law	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB442Q310SR
GAMCO
The GAMCO Global Growth Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

The GAMCO Global Opportunity Fund
Third Quarter Report — September 30, 2010
To Our Shareholders,
     During the third quarter of 2010, The GAMCO Global Opportunity Fund’s (the “Fund”) (Class AAA) total return was 17.1% compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index of 14.5% and the Lipper Global Multi-Cap Core Fund Average of 13.3%.
Enclosed is the investment portfolio as of September 30, 2010.
    Caesar Bryan
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(5/11/98)
GAMCO Global Opportunity Fund Class AAA	17.10%		3.57%		10.85%		(6.18)%		2.81%		1.21%		6.27%
MSCI AC World Free Index	14.46		4.03		8.95		(6.97)		2.93		2.13		3.48
Lipper Global Large-Cap Core Fund Average	13.60		2.45		6.93		(7.23)		2.39		1.44		3.20
Lipper Global Multi-Cap Core Fund Average	13.34		3.94		8.83		(7.27)		1.31		2.29		3.13
Class A	17.09		3.52		10.84		(6.20)		2.80		1.23		6.27
	10.36	(b)	(2.43	)(b)	4.47	(b)	(8.03	)(b)	1.58	(b)	0.63	(b)	5.77 (b)
Class B	16.92		2.97		10.02		(6.88)		2.02		0.47		5.65
	11.92	(c)	(2.03	)(c)	5.02	(c)	(7.82	)(c)	1.65	(c)	0.47		5.65
Class C	16.92		2.98		10.01		(6.89)		1.99		0.87		5.98
	15.92	(d)	1.98	(d)	9.01	(d)	(6.89)		1.99		0.87		5.98
Class I	17.16		3.75		11.09		(5.95)		2.95		1.28		6.33
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.72%, 2.72%, 3.47%, 3.47%, and 2.47%, respectively. The net expense ratios in the current prospectus for these share classes are 2.05%, 2.05%, 2.80%, 2.80%, and 1.80%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing.

The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Large-Cap Core Fund Average and the Lipper Global Multi-Cap Core Fund Average reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Opportunity Fund
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	MATERIALS — 19.1%
1,200	Agnico-Eagle Mines Ltd.	$85,236
37,700	Antofagasta plc	731,993
3,000	BHP Billiton Ltd.	112,825
5,304	CRH plc, Dublin	87,050
70	CRH plc, London	1,154
43,000	Gold Fields Ltd., ADR	656,610
3,000	Impala Platinum Holdings Ltd.	77,472
2,500	Monsanto Co.	119,825
2,000	Newcrest Mining Ltd.	76,686
1,830	Rio Tinto plc	106,969
400	Syngenta AG	99,405
20,000	Tokai Carbon Co. Ltd.	125,060
10,000	Xstrata plc	191,335

	TOTAL MATERIALS	2,471,620

	CONSUMER STAPLES — 18.3%
10,113	British American Tobacco plc	377,224
7,000	Constellation Brands Inc., Cl. A†	123,830
1,300	Danone	77,756
7,000	Diageo plc	120,519
2,280	Dr. Pepper Snapple Group Inc.	80,986
9,000	General Mills Inc.	328,860
5,000	Heineken Holding NV	218,734
25	Japan Tobacco Inc.	83,223
3,000	Mead Johnson Nutrition Co.	170,730
3,060	Pernod-Ricard SA	255,507
2,500	Philip Morris International Inc.	140,050
4,500	Sara Lee Corp.	60,435
4,000	The Procter & Gamble Co.	239,880
2,750	Wesfarmers Ltd.	87,422

	TOTAL CONSUMER STAPLES	2,365,156

	INDUSTRIALS — 14.4%
16,000	China Merchants Holdings
	(International) Co. Ltd.	58,153
4,500	CNH Global NV†	164,880
1,000	Fanuc Ltd.	127,336
4,300	Jardine Matheson Holdings Ltd.	194,102
3,600	Komatsu Ltd.	83,574
3,000	L-3 Communications Holdings Inc.	216,810
2,500	Lockheed Martin Corp.	178,200
4,000	Mitsui & Co. Ltd.	59,511
4,600	Precision Castparts Corp.	585,810
200,000	Sinotrans Ltd., Cl. H	54,132
1,000	SMC Corp.	131,888

	TOTAL INDUSTRIALS	1,854,396

	ENERGY — 12.6%
5,000	Galp Energia SGPS SA, Cl. B	86,294
5,600	Imperial Oil Ltd.	212,211
3,500	Peabody Energy Corp.	171,535
7,000	Petroleo Brasileiro SA, ADR	253,890
8,000	Saipem SpA	320,419
6,200	Schlumberger Ltd.	381,982
6,000	Suncor Energy Inc.	195,300

	TOTAL ENERGY	1,621,631

	HEALTH CARE — 9.3%
2,000	Cochlear Ltd.	135,800
4,400	Novartis AG	252,318
3,000	Roche Holding AG, Genusschein	409,708
3,000	St. Jude Medical Inc.†	118,020
1,250	Synthes Inc.	144,507
2,200	Takeda Pharmaceutical Co. Ltd.	101,066
1,200	TSUMURA & Co.	37,317

	TOTAL HEALTH CARE	1,198,736

	CONSUMER DISCRETIONARY — 8.2%
7,000	Cablevision Systems Corp., Cl. A	183,330
3,000	Christian Dior SA	392,126
10,000	Compagnie Financiere Richemont SA, Cl. A	481,453

	TOTAL CONSUMER DISCRETIONARY	1,056,909

	INFORMATION TECHNOLOGY — 7.4%
2,000	Canon Inc.	93,316
800	Google Inc., Cl. A†	420,632
2,800	Hoya Corp.	68,256
500	Keyence Corp.	108,769
10,500	Microsoft Corp.	257,145

	TOTAL INFORMATION TECHNOLOGY	948,118

	FINANCIAL SERVICES — 6.9%
5,000	Cheung Kong (Holdings) Ltd.	75,784
16,000	Hongkong Land Holdings Ltd.	99,360
5,000	Julius Baer Group Ltd.	182,008
10,000	Kinnevik Investment AB, Cl. B	211,710
8,000	Schroders plc	180,716
10,000	Swire Pacific Ltd., Cl. A	137,778

	TOTAL FINANCIAL SERVICES	887,356

	TELECOMMUNICATION SERVICES — 2.5%
2,300	Telephone & Data Systems Inc.	75,440
2,300	Telephone & Data Systems Inc., Special	65,205
4,000	United States Cellular Corp.†	183,880

	TOTAL TELECOMMUNICATION SERVICES	324,525

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 1.3%
7,000	Connecticut Water Service Inc.	$167,650

	TOTAL COMMON STOCKS	12,896,097

	TOTAL INVESTMENTS — 100.0% (Cost $8,807,669)	$12,896,097

	Aggregate tax cost	$8,807,696

	Gross unrealized appreciation	$4,523,574
	Gross unrealized depreciation	(435,173)

	Net unrealized appreciation/depreciation	$4,088,401

†	Non-income producing security.
ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	38.4%	$4,949,278
North America	38.0	4,907,489
Asia/Pacific	8.0	1,032,042
Japan	7.9	1,019,316
South Africa	5.7	734,082
Latin America	2.0	253,890

	100.0%	$12,896,097

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$12,896,097

Total	$12,896,097

*	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
At December 31, 2009, the market value of Level 2 securities was $6,823,088 or 48.9% of total securities. At September 30, 2010, the market value of $6,238,934 or 48.4% of total securities was transferred out of Level 2 to reflect there being no significantly changed conditions between the time at which the Fund valued its securities and the earlier closing of foreign markets.
There were no Level 3 investments held at September 30, 2010 or December 31, 2009.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

5

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.

6

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $4,562,085, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; $1,201,151 is available through 2012; and $1,170,048 is available through 2016; and $98,006 is available through 2017.

7

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB403Q310SR
GAMCO
The GAMCO Global Opportunity Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

The GAMCO Global Telecommunications Fund
Third Quarter Report
September 30, 2010
Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4 stars overall and 4 stars for the five and ten year periods and 3 stars for the three year period ended September 30, 2010 among 39, 33, 23, and 39 Communications funds, respectively.

Mario J. Gabelli, CFA	Sergey Dluzhevskiy, CFA	Evan Miller, CFA

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

To Our Shareholders,
     During the third quarter of 2010, The GAMCO Global Telecommunications Fund’s (the “Fund”) (Class AAA) total return was 15.6% compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index of 17.3%.
     Enclosed is the investment portfolio as of September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(11/1/93)
GAMCO Global Telecommunications Fund Class AAA	15.56%		7.96%		12.00%		(7.52)%		3.83%		0.56%		8.15%
MSCI AC World Telecommunication Services Index (e)	17.30		4.01		6.55		(26.05)		10.21		(32.01)		(3.20	)(e)
MSCI AC World Free Index	13.76		1.91		6.24		(25.92)		1.52		(1.97)		4.21
Class A	15.57		7.97		12.04		(7.51)		3.85		0.57		8.16
	8.92	(b)	1.76	(b)	5.59	(b)	(9.32	)(b)	2.63	(b)	(0.02	)(b)	7.78	(b)
Class B	15.34		7.30		11.19		(8.22)		3.05		(0.19)		7.66
	10.34	(c)	2.30	(c)	6.19	(c)	(9.14	)(c)	2.70	(c)	(0.19)		7.66
Class C	15.37		7.34		11.20		(8.22)		3.04		(0.20)		7.66
	14.37	(d)	6.34	(d)	10.20	(d)	(8.22)		3.04		(0.20)		7.66
Class I	15.61		8.13		12.31		(7.30)		3.98		0.63		8.20
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.69%, 1.69%, 2.44%, 2.44%, and 1.44%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The MSCI AC World Telecommunication Services Index and the MSCI AC World Free Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

(e)	Information for the MSCI AC World Telecommunication Services Index is not available with dividends prior to August 2001.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Telecommunications Fund
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.7%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 48.2%
	Africa/Middle East — 0.6%
47,447	Maroc Telecom	$865,448
2,000	Pakistan Telecommunications Co. Ltd., GDR (a)	43,577
9,100	Telkom SA Ltd.	50,264

		959,289

	Asia/Pacific — 4.6%
225,000	Asia Satellite Telecommunications Holdings Ltd.	405,988
170,000	First Pacific Co. Ltd.	154,469
20,000	First Pacific Co. Ltd., ADR	88,600
10,000	KT Corp., ADR	204,600
90,000	PCCW Ltd.	32,595
45,600	Philippine Long Distance Telephone Co., ADR	2,729,616
19,360	PT Telekomunikasi Indonesia, ADR	799,374
835,000	Singapore Telecommunications Ltd.	1,993,689
26,400	Telecom Corp. of New Zealand Ltd., ADR	198,528
375,000	Telekom Malaysia Berhad	415,452
1,800	Telstra Corp. Ltd., ADR	22,842
8,075	Thai Telephone & Telecom, GDR† (a)(b)	428
1,000,000	True Corp. Public Co. Ltd.†	135,091

		7,181,272

	Europe — 23.7%
14,450	Belgacom SA	563,490
26,000	BT Group plc, ADR	569,920
10,000	Colt Telecom Group SA†	18,584
356,000	Deutsche Telekom AG, ADR	4,852,280
55,000	Elisa Oyj	1,263,394
59,100	Fastweb SpA†	1,444,588
28,000	France Telecom SA, ADR	602,840
5,507	Hellenic Telecommunications Organization SA	39,639
35,000	Hellenic Telecommunications Organization SA, ADR	123,550
1,100	Iliad SA	114,613
500	Magyar Telekom Telecommunications plc, ADR	8,155
85,000	Portugal Telecom SGPS SA	1,134,430
64,000	Portugal Telecom SGPS SA, ADR	846,720
9,300	Rostelecom, ADR	246,915
56,800	Royal KPN NV, ADR	886,080
88,000	Sistema JSFC, GDR (c)	2,376,000
69,000	Swisscom AG, ADR	2,777,940
975,000	Telecom Italia SpA	1,362,400
25,000	Telecom Italia SpA, ADR	348,250
94,300	Telefonica SA, ADR	6,992,345
6,361	Telefonica SA, BDR	152,296
133,000	Telekom Austria AG	2,001,690
44,000	Telenor ASA	689,049
540,000	TeliaSonera AB	4,374,254
244,000	VimpelCom Ltd., ADR†	3,623,400

		37,412,822

Shares Units
	Japan — 0.7%
19,500	Nippon Telegraph & Telephone Corp.	851,431
12,000	Nippon Telegraph & Telephone Corp., ADR	263,040

		1,114,471

	Latin America — 3.7%
21,000	Brasil Telecom SA†	183,067
16,034	Brasil Telecom SA, ADR†	318,275
6,490	Brasil Telecom SA, Cl. C, ADR†	55,944
44	Brasil Telecom SA, Preference†	291
37,415,054	Cable & Wireless Jamaica Ltd.† (d)	161,771
500	Maxcom Telecomunicaciones SAB de CV, ADR†	1,945
13,500	Tele Norte Leste Participacoes SA	249,654
20,193	Tele Norte Leste Participacoes SA, ADR	284,317
159,000	Telecom Argentina SA, ADR	3,367,620
13,000	Telecomunicacoes de Sao Paulo SA	285,816
58,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	865,940
3,355	Telemar Norte Leste SA, Preference, Cl. A†	88,852

		5,863,492

	North America — 14.9%
4,200	AboveNet Inc.†	218,778
127,000	AT&T Inc.	3,632,200
30,000	Atlantic Tele-Network Inc.	1,477,200
2,000	BCE Inc.	65,079
31,836	Bell Aliant Regional Communications Income Fund	800,464
36,000	Bell Aliant Regional Communications Income Fund (a)(e)	905,161
14,000	CenturyLink Inc.	552,440
657,000	Cincinnati Bell Inc.†	1,754,190
2,989	Consolidated Communications Holdings Inc.	55,805
10,000	E.Spire Communications Inc.† (e)	0
5,000	EarthLink Inc.	45,450
46,426	Frontier Communications Corp.	379,300
57,000	General Communication Inc., Cl. A†	568,290
10,800	Manitoba Telecom Services Inc.	296,215
22,422	McLeodUSA Inc., Cl. A†	110
130,000	McLeodUSA Inc., Cl. A, Escrow† (e)	0
27,600	New Ulm Telecom Inc.	142,140
20,000	NorthPoint Communications Group Inc.†	10
103,000	Qwest Communications International Inc.	645,810
33,000	Shenandoah Telecommunications Co.	599,610
45,000	TELUS Corp.	1,999,611
3,943	TELUS Corp., Non-Voting, New York	166,986
33,057	TELUS Corp., Non-Voting, Toronto	1,401,123
105,000	tw telecom inc.†	1,949,850
154,000	Verizon Communications Inc.	5,018,860
62,000	Windstream Corp.	761,980

		23,436,662

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	75,968,008

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES — 33.2%
	Africa/Middle East — 0.9%
4,000	Econet Wireless Zimbabwe Ltd.	$18,880
21,000	Mtn Group Ltd	379,613
218,314	Orascom Telecom Holding SAE, GDR†	947,701

		1,346,194

	Asia/Pacific — 4.1%
288,000	Axiata Group Berhad†	408,630
62,000	China Mobile Ltd., ADR	3,170,060
72,200	China Unicom Hong Kong Ltd., ADR	1,051,232
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	184
5,800	PT Indosat Tbk, ADR	176,668
95,000	SK Telecom Co. Ltd., ADR	1,659,650

		6,466,424

	Europe — 7.2%
39,000	Bouygues SA	1,673,958
300,000	Cable & Wireless Communications plc	267,445
300,000	Cable & Wireless Worldwide plc	346,618
30,300	Millicom International Cellular SA	2,907,285
7,000	Mobile TeleSystems OJSC, ADR	148,610
119,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,994,440
109,000	Vivendi	2,979,319
43,000	Vodafone Group plc, ADR	1,066,830

		11,384,505

	Japan — 2.2%
390	KDDI Corp.	1,866,375
1,010	NTT DoCoMo Inc.	1,681,720

		3,548,095

	Latin America — 5.8%
135,000	America Movil SAB de CV, Cl. L, ADR	7,199,550
17,500	Grupo Iusacell SA de CV† (e)	68,116
9,000	NII Holdings Inc.†	369,900
130,000	Tim Participacoes SA†	563,180
11,400	Tim Participacoes SA, ADR	376,086
2,755	Vivo Participacoes SA	186,435
7,914	Vivo Participacoes SA, ADR	215,023
3,256	Vivo Participacoes SA, Preference	88,424

		9,066,714

	North America — 13.0%
44,675	Clearwire Corp., Cl. A†	361,421
900	Leap Wireless International Inc.†	11,115
9,000	MetroPCS Communications Inc.†	94,140
1,428	Nextwave Wireless Inc.†	1,971
194,000	Rogers Communications Inc., Cl. B	7,261,420
650,000	Sprint Nextel Corp.†	3,009,500
80,000	Telephone & Data Systems Inc.	2,624,000
60,000	Telephone & Data Systems Inc., Special	1,701,000
120,000	United States Cellular Corp.†	5,516,400

		20,580,967

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	52,392,899

	OTHER — 17.3%
	Asia/Pacific — 0.4%
19,065	Austar United Communications Ltd.†	17,414
70,000	C.P. Pokphand Co. Ltd., ADR	134,400
26,000	Himachal Futuristic Communications Ltd., GDR† (a)(e)	24,616
50,000	Hutchison Whampoa Ltd.	466,564
250,000	Time Engineering Berhad	31,989

		674,983

	Europe — 2.1%
8,000	Alcatel-Lucent, ADR†	27,040
15,176	BCB Holdings Ltd., London†	19,072
1,000	British Sky Broadcasting Group plc, ADR	44,200
9,000	E.ON AG	265,384
59,500	G4S plc	237,970
96,000	GN Store Nord A/S†	739,299
1,500	Kinnevik Investment AB, Cl. A	32,024
25,500	Kinnevik Investment AB, Cl. B	539,861
6,400	L. M. Ericsson Telephone Co., Cl. B, ADR	70,208
25,000	Nokia Oyj, ADR	250,750
900	Shellshock Ltd.†	742
750	Siemens AG, ADR	79,050
21,000	Telegraaf Media Groep NV	374,458
5,000	ThyssenKrupp AG	163,045
15,827	TNT NV, ADR	425,746
4,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	15,814
8,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	31,673

		3,316,336

	Japan — 0.4%
72,000	Furukawa Electric Co. Ltd.	270,819
21,000	Tokyo Broadcasting System Holdings Inc.	270,172

		540,991

	Latin America — 0.3%
25,693	Contax Participacoes SA, ADR	80,676
15,800	Grupo Televisa SA, ADR	298,936
6,000	Net Servicos de Comunicacao SA, ADR†	78,180
1,224	Shellproof Ltd.†	836

		458,628

	North America — 14.1%
80,000	Adelphia Communications Corp., Cl. A† (e)	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (e)	0
80,000	Adelphia Recovery Trust†	800
2,000	America Online Latin America Inc., Cl. A† (e)	4
1,400	Amphenol Corp., Cl. A	68,572
2,567	AOL Inc.†	63,533
2,100	Ascent Media Corp., Cl. A†	56,091
124,500	Cablevision Systems Corp., Cl. A	3,260,655
See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
23,566	CanWest Global Communications Corp.† (e)	$687
11,434	CanWest Global Communications Corp., Cl. A†	333
7,400	Cogeco Inc.	226,553
7,000	Comcast Corp., Cl. A, Special	119,070
4,000	Convergys Corp.†	41,800
164,000	DIRECTV, Cl. A†	6,827,320
14,000	Discovery Communications Inc., Cl. A†	609,700
18,000	Discovery Communications Inc., Cl. C†	687,420
82,000	DISH Network Corp., Cl. A	1,571,120
14,400	EchoStar Corp., Cl. A†	274,752
5,000	Fisher Communications Inc.†	87,150
700	Google Inc., Cl. A†	368,053
1,000	L-3 Communications Holdings Inc.	72,270
58,532	Liberty Global Inc., Cl. A†	1,803,371
50,000	Liberty Global Inc., Cl. C†	1,528,000
24,000	Liberty Media Corp. — Capital, Cl. A†	1,249,440
14,000	Liberty Media Corp. — Interactive, Cl. A†	191,940
1,000	Lockheed Martin Corp.	71,280
48,000	LSI Corp.†	218,880
24,000	Madison Square Garden Inc., Cl. A†	505,920
18,900	Mediacom Communications Corp., Cl. A†	124,929
20,000	Motorola Inc.†	170,600
1,000	Ncm Services Inc.†	95
2,000	News Corp., Cl. B	30,120
2,524	Orbital Sciences Corp.†	38,617
10,000	R. H. Donnelley Corp.† (e)	13
6,000	SCANA Corp.	241,920
4,500	SJW Corp.	110,835
2,000	Time Warner Cable Inc.	107,980
30,000	Time Warner Inc.	919,500
4,200	TiVo Inc.†	38,052
47	Xanadoo Co., Cl. A†	24,675
35,500	Yahoo! Inc.†	503,035

		22,215,085

	TOTAL OTHER	27,206,023

	TOTAL COMMON STOCKS	155,566,930

	WARRANTS — 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.8%
	Asia/Pacific — 0.8%
160,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,303,994

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$735,000	U.S. Treasury Bills, 0.120% to 0.145%††,
	11/18/10 to 12/23/10	734,818

	TOTAL INVESTMENTS — 100.0% (Cost $118,804,191)	$157,605,742

	Aggregate tax cost	$121,418,673

	Gross unrealized appreciation	$54,341,432
	Gross unrealized depreciation	(18,154,363)

	Net unrealized appreciation/depreciation	$36,187,069

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of Rule 144A securities amounted to $2,277,776 or 1.45% of total investments.

(b)	Illiquid security.

(c)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2010, the market value of the Regulation S security amounted to $2,376,000 or 1.51% of total investments, which was valued under methods approved by Board of Directors as follows:

				09/30/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
88,000	Sistema JSFC, GDR	07/10/07	$1,723,007	$27.0000

(d)	At September 30, 2010, the Fund held an investment in a restricted security amounting to $161,771 or 0.10% of total investments, which were valued under methods approved by the Board of Directors, as follows:

				09/30/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0043

(e)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of fair valued securities amounted to $998,597 or 0.63% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	42.5%	$66,967,532
Europe	33.1	52,113,663
Asia/Pacific	9.9	15,626,673
Latin America	9.8	15,388,834
Japan	3.3	5,203,557
Africa/Middle East	1.4	2,305,483

	100.0%	$157,605,742

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Latin America	$5,701,721	$161,771	—	$5,863,492
North America	22,531,391	905,161	$110	23,436,662
Other Regions (a)	46,667,854	—	—	46,667,854
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	8,998,598	—	68,116	9,066,714
Other Regions (a)	43,326,185	—	—	43,326,185
OTHER
Asia/Pacific	650,367	24,616	—	674,983
North America	22,214,381	687	17	22,215,085
Other Regions (a)	4,315,955	—	—	4,315,955

Total Common Stocks	154,406,452	1,092,235	68,243	155,566,930

Warrants (a)	—	1,303,994	—	1,303,994
U.S. Government Obligations	—	734,818	—	734,818

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$154,406,452	$3,131,047	$68,243	$157,605,742

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	9/30/10	9/30/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$110	$—	$71,568	$—	$(71,568)	$—	$—	$110	$—
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	—	—	—	(1,191)	—	69,307	—	68,116	(1,191)
OTHER
North America	4	—	—	8,235	(8,260)	38	—	17	8,235

Total Common Stocks	114	—	71,568	7,044	(79,828)	69,345	—	68,243	7,044

TOTAL INVESTMENTS IN SECURITIES	$114	$—	$71,568	$7,044	$(79,828)	$69,345	$—	$68,243	$7,044

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of September 30, 2010, refer to the Schedule of Investments.
Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended September 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $28,758,891, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; $3,314,655 is available through 2012; $250,132 is available through 2016; and $4,307,303 is available through 2017.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB401Q310SR
The GAMCO Global Telecommunications Fund
Morningstar® rated The GAMCO Global
Telecommunications Fund Class AAA Shares
4 stars overall and 4 stars for the five and ten year periods and 3 stars for the three year period ended
September 30, 2010 among 39, 33, 23, and 39
Communications funds, respectively.
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.